Financial Instruments (Details) - Schedule of financial obligations with contractual maturities $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of financial obligations with contractual maturities [Abstract]
2022	$ 5,431
2023	2,553
2024	1,820
2025	1,692
2026 and thereafter	6,023
Total	$ 17,519